Inventories, net	12 Months Ended
Dec. 31, 2023
Inventories, net
Inventories, net
—
Note 9
Inventories, net
Inventories, net consisted of the

following:
December 31, ($ in millions) 2023 2022
Raw materials

2,546 2,626
Work in process 1,284 1,189
Finished goods

2,092 2,036
Advances to suppliers

227 177
Total 6,149 6,028